Statutory accounts	6 Months Ended
Jun. 30, 2025
Common Domain Members [Abstract]
Statutory accounts	Statutory accountsThe financial information shown in this publication, which was approved by the Board of Directors on 4 August 2025, is unaudited and does not constitute statutory financial statements. Audited financial information will be published in bp Annual Report and Form 20-F 2025.